Costs - Compensation of key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs
Wages and salaries	€ 39	€ 35	€ 37
Post-employment benefits	4	3	3
Other long-term benefits	23	19	17
Indemnities upon termination of employment			9
Key management personnel compensation	€ 66	€ 57	€ 66